Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accrued product warranty costs:
Balance at January 1	$ 92	$ 99
Acquisitions during this period		1
Accruals for product warranties issued during the period	77	62
Changes to accruals for product warranties existing before January 1	2	4
Foreign currency translation adjustments	(1)	(1)
Settlements made during the period	(76)	(73)
Balance at December 31	$ 94	$ 92